Related Party Transactions	9 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Management Fee - Related and Other

a.
Teekay, and its wholly-owned subsidiary and the Company's manager, Teekay Tankers Management Services Ltd. (or the Manager), provide commercial, technical, strategic and administrative services to the Company pursuant to a long-term management agreement. In addition, the Manager has subcontracted with TTOL and its affiliates to provide certain commercial and technical services to the Company. Certain of the Company’s vessels participate in RSAs that are managed by subsidiaries of TTOL (collectively the Pool Managers). Amounts received and paid by the Company for such related party transactions for the periods indicated were as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2017	September 30, 2016	September 30, 2017	September 30, 2016
	$	$	$	$
Time-charter revenues (i)	—	417	—	5,404
RSA pool management fees and commissions (ii)	—	(2,043)	(2,799)	(7,929)
Commercial management fees (iii)	—	(490)	(1,187)	(1,238)
Vessel operating expenses - technical management fee (iv)	(2,020)	(2,338)	(6,442)	(6,925)
Strategic and administrative service fees (v)	(6,761)	(2,471)	(13,678)	(7,461)
Secondment fees (vi)	(148)	—	(188)	—
Lay-up service revenues	—	200	6	432
LNG terminal services revenue (vii)	84	—	252	—
Technical management fee revenue (viii)	3,828	—	5,048	—
Service revenues	1,003	—	1,280	—
Entities under Common Control (note 3)
RSA pool management fees and commissions (ii)	—	2,043	2,799	7,929
Commercial management fees (iii)	—	490	1,187	1,238
Strategic and administrative service fees (v)	—	(3,871)	(7,026)	(12,019)
Secondment fees (vi)	—	(157)	(248)	(443)
Technical management fee revenue (viii)	—	2,396	4,890	7,754
Service revenues	—	1,253	1,772	4,264

(i)
The Company chartered-out the Navigator Spirit to Teekay under a fixed-rate time-charter contract, which was scheduled to expire in July 2016. On May 18, 2016, the contract was transferred to the Americas Spirit, and subsequently expired on July 15, 2016.

(ii)
The Company’s share of the Pool Managers’ fees is reflected as a reduction to net pool revenues from affiliates on the Company’s consolidated statements of (loss) income. The Company acquired the Pool Managers on May 31, 2017 (notes 3 and 5(c)). Subsequent to the acquisition, the Company's share of the Pool Managers' fees has been eliminated.

(iii)
The Manager’s commercial management fees for vessels on time charter-out contracts and spot-traded vessels not included in the RSA, which are reflected in voyage expenses on the Company’s consolidated statements of (loss) income. Subsequent to the acquisition, the Company's share of the Manager's commercial management fees has been eliminated.

(iv)	The cost of ship management services provided by the Manager has been presented as vessel operating expenses on the Company's consolidated statements of (loss) income.

(v)
The Manager's strategic and administrative service fees have been presented in general and administrative expenses on the Company's consolidated statements of (loss) income. The Company's executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company's long-term incentive plan described in note 11) is set and paid by Teekay or such other subsidiaries. The Company reimburses Teekay for time spent by its executive officers on the Company's management matters through the strategic portion of the management fee.

(vi)
The Company pays secondment fees for services provided by some employees of Teekay. Secondment fees have been presented in general and administrative expenses on the Company's consolidated statements of (loss) income.

(vii)
In November 2016, the Company's ship-to-ship transfer business signed an operational and maintenance subcontract with Teekay LNG Bahrain Operations L.L.C., an entity wholly-owned by Teekay LNG Partners L.P. (or TGP) (which is controlled by Teekay), for the Bahrain LNG Import Terminal (or the Terminal). The Terminal is owned by Bahrain LNG W.I.L., a joint venture for which Teekay LNG Operating L.L.C., an entity wholly-owned by TGP, has a 30% interest.

(viii)
The Company receives reimbursements from Teekay who subcontracts technical management services from the Manager. These reimbursements have been presented in general and administrative expenses on the Company's consolidated statements of (loss) income.

b.
The Manager and other subsidiaries of Teekay collect revenues and remit payments for expenses incurred by the Company’s vessels. Such amounts, which are presented on the Company’s consolidated balance sheets in "due from affiliates" or "due to affiliates," as applicable, are without interest or stated terms of repayment. The amounts owing from the RSAs for monthly distributions are reflected in the consolidated balance sheets as pool receivable from affiliates, are without interest and are repayable upon the terms contained within the applicable pool agreement. The Company had advanced $29.2 million and $35.7 million as at September 30, 2017 and December 31, 2016, respectively, to the RSAs for working capital purposes. These amounts, which are reflected in the consolidated balance sheets in due from affiliates, are without interest and are repayable when applicable vessels leave the RSAs.

c.
Pursuant to a service agreement with the Teekay Aframax RSA, from time to time, the Company may hire vessels to perform full-service lightering services. In the three and nine months ended September 30, 2017, the Company recognized $0.4 million related to the Garibaldi Spirit, which was chartered-in from the RSA to assist with full-service lightering operations. The contract is scheduled to expire in November 2017.